Note 51 - Consolidated Statement Of Cash Flows	12 Months Ended
Dec. 31, 2020
Consolidated statements of cash flows
Disclosure Of Cash Flow Statement Explanatory

51. Consolidated statements of cash flows

The mapping of the heading cash and equivalents in the consolidated statement of cash flows has been modified, and this modification is not relevant to the consolidated condensed interim financial statements as a whole. In order for the information to be comparable, the information for the 2019 and 2018 financial years has been restated.

The variation between 2020, 2019 and 2018 of the financial liabilities from financing activities is the following:

Liabilities from financing activities. December 2020 (Millions of Euros)
	December 31, 2019	Cash flows	Non-cash changes					December 31, 2020
			Acquisition	Disposal	Disposals by companies held for sale (**)	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	63.963	3.003	-	-	(3.160)	(2.026)	-	61.780
Of which: Issuances of subordinated liabilities (*)	17.675	(8)	-	-	-	(419)	-	17.248

(*) Additionally, there are €12 million of issuances of subordinated liabilities as of December 2020 (see Note 22 and Appendix VI). The subordinated issuances of BBVA Paraguay and of the BBVA USA sale perimeter as of December 31, 2020 are recorded in the heading "Liabilities included in disposal groups classified as held for sale" of the consolidated balance which amount to €37 and €735 million, respectively.

(**) The amount is mainly due to the sale of the stake in BBVA USA (see Note 3).

Liabilities from financing activities. December 2019 (Millions of Euros)
	December 31, 2018	Cash flows	Non-cash changes				December 31, 2019
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61.112	2.643	-	-	209	-	63.963
Of which: Issuances of subordinated liabilities (*)	17.635	(190)	-	-	229	-	17.675

(*) Additionally, there are €384 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). Subordinated liabilities corresponding to BBVA Paraguay as of December 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale" amounting to €40 million.

Liabilities from financing activities. December 2018 (Millions of Euros)
	December 31, 2017	Cash flows	Non-cash changes				December 31, 2018
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61.649	2.152	-	(1.828)	(862)	-	61.112
Of which: Issuances of subordinated liabilities (*)	17.443	857	-	(694)	29	-	17.635

(*) Additionally, there are subordinated deposits for 411 million euros as of December 31, 2018 (see Note 22 and Annex VI). The subordinated issues of BBVA Chile as of December 31, 2017 are recorded under the line "Liabilities included in disposal groups of items that have been classified as held for sale" on the consolidated balance sheet with a balance of 574 million euros.